DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (801)	$ 367
Income from continuing operations before income taxes	(730)	(106)
OCI	(9)	(12)
Net additions based on uncertain tax positions related to prior years	0	178
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	306	128
Estimated financial effect of contingent liabilities	306	306
Cerro Casale
Source of Changes in Deferred Tax Balances
Disposition	0	469
Veladero
Source of Changes in Deferred Tax Balances
Disposition	0	16
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(15)	295
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(302)	(45)
Tax loss carry forwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(389)	191
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	5	26
Derivatives
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(74)	(16)
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(26)	(84)
Income taxes payable [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(38)	0
Equity [member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (24)	$ 0